Amounts Due From/To Related Parties - Summary of Aggregate Amounts Due from Related Parties (Details) ¥ in Thousands	Dec. 31, 2017 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 250,096
Shangde Jiaxun
Related Party Transaction [Line Items]
Amounts due from related parties	8,018	[1]
Elite Concept Holdings Limited
Related Party Transaction [Line Items]
Amounts due from related parties	162,000	[2]
Shanghai Chuang Ji
Related Party Transaction [Line Items]
Amounts due from related parties	80,000	[2]
Shenzhen Xingwang
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 78	[2]

[1]	The balances as of December 31, 2017 included the consideration receivable of RMB1,000 from disposal of a subsidiary. The remaining balance of RMB7,018 were interest-free, unsecured and repayable on demand. The balance as of December 31, 2017 was fully repaid in February 2018.
[2]	The balances as of December 31, 2017 represented the original investments of RMB242,078 in Series A Equity Interest withdrew from Beijing Sunlands by certain Series A Preferred Shareholders which were reinvested in full to the Company in January 2018 (Note 13).